John Hancock
Multi-Asset Absolute Return Fund
Quarterly portfolio holdings 10/31/2020

Fund’s investments
As of 10-31-20 (unaudited)
	Shares	Value
Common stocks 74.3%		$329,274,420
(Cost $315,345,336)
Brazil 0.1%		454,150
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	61,538	454,150
Canada 1.7%		7,350,230
National Bank of Canada	13,300	638,296
Royal Bank of Canada	43,300	3,027,717
TC Energy Corp.	32,700	1,287,088
The Bank of Nova Scotia	57,700	2,397,129
China 3.1%		13,851,640
Alibaba Group Holding, Ltd., ADR (A)	7,378	2,248,003
China Communications Construction Company, Ltd., H Shares	1,156,000	605,306
China Construction Bank Corp., H Shares	1,982,000	1,365,823
China Longyuan Power Group Corp., Ltd., H Shares	152,000	104,182
China Railway Construction Corp., Ltd., H Shares	773,000	523,636
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	132,277	249,169
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	95,078	385,022
China Telecom Corp., Ltd., H Shares	3,064,000	961,819
ENN Energy Holdings, Ltd.	41,900	530,291
Henan Shuanghui Investment & Development Company, Ltd., Class A	29,200	218,279
Hengan International Group Company, Ltd.	67,000	467,362
Huadong Medicine Company, Ltd., Class A	121,242	506,151
Industrial & Commercial Bank of China, Ltd., H Shares	2,762,000	1,568,442
Ping An Insurance Group Company of China, Ltd., H Shares	61,500	635,890
Shanghai International Port Group Company, Ltd., Class A	346,499	216,593
Sinopharm Group Company, Ltd., H Shares	614,000	1,410,631
Tencent Holdings, Ltd.	23,800	1,818,455
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	36,586
Denmark 1.1%		4,641,120
Novo Nordisk A/S, B Shares	72,784	4,641,120
France 2.6%		11,725,049
Air Liquide SA	3,349	489,750
Danone SA	53,837	2,986,072
Sanofi	41,263	3,725,764
Vinci SA	57,270	4,523,463
Germany 1.8%		7,894,921
Bayer AG	60,401	2,838,266
Fresenius Medical Care AG & Company KGaA	6,983	533,235
Fresenius SE & Company KGaA	18,090	671,018
Muenchener Rueckversicherungs-Gesellschaft AG	7,403	1,735,089
Siemens AG	18,048	2,117,313
Hong Kong 1.3%		5,700,234
China Everbright Environment Group, Ltd.	200,000	100,903
China Gas Holdings, Ltd.	47,400	145,663
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Mobile, Ltd.	290,000	1,773,797
China Overseas Land & Investment, Ltd.	374,500	940,666
China Resources Land, Ltd.	156,000	637,988
Techtronic Industries Company, Ltd.	156,000	2,101,217
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India 1.5%		$6,672,880
Axis Bank, Ltd., GDR (A)	14,360	467,438
Infosys, Ltd., ADR	424,407	6,056,288
Wipro, Ltd., ADR	30,817	149,154
Indonesia 0.3%		1,492,584
Astra International Tbk PT	208,300	76,066
Bank Negara Indonesia Persero Tbk PT	307,800	97,926
Bank Rakyat Indonesia Persero Tbk PT	1,709,300	386,938
Telekomunikasi Indonesia Persero Tbk PT	5,261,800	931,654
Ireland 2.6%		11,403,679
Accenture PLC, Class A	21,048	4,565,522
Medtronic PLC	67,994	6,838,157
Israel 1.2%		5,319,718
Check Point Software Technologies, Ltd. (A)	46,845	5,319,718
Japan 3.0%		13,155,693
Hoya Corp.	19,000	2,144,282
KDDI Corp.	152,100	4,115,064
Nippon Telegraph & Telephone Corp.	176,000	3,702,309
Seven & i Holdings Company, Ltd.	57,300	1,741,615
Takeda Pharmaceutical Company, Ltd.	47,000	1,452,423
Malaysia 0.2%		660,155
Tenaga Nasional BHD	287,600	660,155
Mexico 0.1%		479,879
Grupo Financiero Banorte SAB de CV, Series O (A)	107,600	479,879
Peru 0.1%		572,483
Credicorp, Ltd.	4,992	572,483
Philippines 0.0%		147,832
PLDT, Inc.	5,420	147,832
South Africa 0.4%		1,724,952
Absa Group, Ltd.	45,263	243,311
Aspen Pharmacare Holdings, Ltd. (A)	32,933	214,461
FirstRand, Ltd.	23,653	54,906
Netcare, Ltd.	169,529	134,175
Remgro, Ltd.	15,952	85,095
Sanlam, Ltd.	73,570	214,597
Shoprite Holdings, Ltd.	12,508	99,098
Standard Bank Group, Ltd.	57,282	374,561
The Foschini Group, Ltd.	50,347	268,108
Vodacom Group, Ltd.	4,862	36,640
South Korea 2.1%		9,076,273
Coway Company, Ltd. (A)	1,472	90,134
Hyundai Glovis Company, Ltd.	4,012	596,246
Hyundai Mobis Company, Ltd.	6,006	1,203,384
KT&G Corp.	15,452	1,103,337
Samsung Electronics Company, Ltd.	68,106	3,423,391
Samsung Fire & Marine Insurance Company, Ltd.	937	148,155
SK Telecom Company, Ltd.	11,259	2,135,031
SK Telecom Company, Ltd., ADR	17,882	376,595
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Switzerland 1.3%		$5,801,807
Chubb, Ltd.	13,885	1,803,800
Roche Holding AG	12,442	3,998,007
Taiwan 0.8%		3,543,717
Delta Electronics, Inc.	71,000	472,393
Taiwan Semiconductor Manufacturing Company, Ltd.	203,000	3,071,324
Thailand 0.1%		609,820
Bangkok Bank PCL	196,200	609,820
Turkey 0.2%		1,089,633
Akbank T.A.S. (A)	956,863	542,840
Haci Omer Sabanci Holding AS	227,866	224,196
KOC Holding AS	34,075	57,680
Turkcell Iletisim Hizmetleri AS	152,990	264,917
United Kingdom 1.8%		8,081,640
British American Tobacco PLC	99,204	3,144,321
Imperial Brands PLC	87,405	1,383,426
Rightmove PLC (A)	171,179	1,369,982
Unilever NV	38,740	2,183,911
United States 46.9%		207,824,331
Akamai Technologies, Inc. (A)	10,072	958,049
Alphabet, Inc., Class A (A)	4,688	7,576,324
Amgen, Inc.	18,872	4,094,092
Anthem, Inc.	14,017	3,823,838
Apple, Inc.	18,845	2,051,467
Archer-Daniels-Midland Company	66,135	3,058,082
AT&T, Inc.	236,183	6,381,659
Automatic Data Processing, Inc.	39,325	6,211,777
AutoZone, Inc. (A)	5,417	6,115,685
Bristol-Myers Squibb Company	108,429	6,337,675
Cadence Design Systems, Inc. (A)	43,369	4,743,268
Cerner Corp.	11,841	829,936
Cigna Corp.	39,066	6,522,850
Cisco Systems, Inc.	221,471	7,950,809
Citrix Systems, Inc.	9,084	1,028,945
Cognizant Technology Solutions Corp., Class A	44,215	3,157,835
Comcast Corp., Class A	250,724	10,590,582
CVS Health Corp.	65,118	3,652,469
eBay, Inc.	128,005	6,096,878
Entergy Corp.	16,285	1,648,368
Expeditors International of Washington, Inc.	38,207	3,376,353
F5 Networks, Inc. (A)	9,570	1,272,236
Fiserv, Inc. (A)	44,930	4,289,467
IBM Corp.	42,013	4,691,172
Intuit, Inc.	5,420	1,705,566
Johnson & Johnson	69,533	9,533,670
Kellogg Company	21,002	1,320,816
Laboratory Corp. of America Holdings (A)	1,195	238,725
Mastercard, Inc., Class A	14,192	4,096,379
McKesson Corp.	17,004	2,507,920
Merck & Company, Inc.	39,374	2,961,319
Microsoft Corp.	30,281	6,130,994
Monster Beverage Corp. (A)	33,353	2,553,839
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
NIKE, Inc., Class B	36,037	$4,327,323
Oracle Corp.	131,935	7,402,873
Paychex, Inc.	46,646	3,836,634
PepsiCo, Inc.	11,598	1,545,897
Pfizer, Inc.	85,140	3,020,767
Prosperity Bancshares, Inc.	3,335	183,792
Public Service Enterprise Group, Inc.	66,962	3,893,840
Quest Diagnostics, Inc.	9,088	1,110,008
Ross Stores, Inc.	28,044	2,388,507
Signature Bank	5,434	438,741
Simon Property Group, Inc.	26,000	1,633,060
Starbucks Corp.	52,995	4,608,445
Target Corp.	31,454	4,787,928
Texas Roadhouse, Inc.	49,954	3,498,279
The Estee Lauder Companies, Inc., Class A	14,565	3,199,348
The TJX Companies, Inc.	54,010	2,743,708
The Toro Company	36,167	2,969,311
Verizon Communications, Inc.	54,509	3,106,468
Visa, Inc., Class A	21,725	3,947,650
VMware, Inc., Class A (A)	25,634	3,299,865
Walgreens Boots Alliance, Inc.	26,887	915,233
Xilinx, Inc.	40,435	4,799,230

Zimmer Biomet Holdings, Inc.	20,124	2,658,380
Preferred securities 0.1%		$349,202
(Cost $521,124)
Brazil 0.1%		349,202
Banco Bradesco SA	99,390	349,202

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 8.1%					$35,796,366
(Cost $35,671,223)
U.S. Government 8.1%					35,796,366
U.S. Treasury
Note	0.625	05-15-30		2,642,900	2,586,738
Note	0.625	08-15-30		1,125,100	1,098,906
Note	1.750	11-15-29		1,708,300	1,848,634
Note	2.000	11-15-26		4,252,300	4,622,383
Note	2.250	11-15-25		1,058,700	1,156,464
Note	2.250	02-15-27		3,900,700	4,307,988
Note	2.250	08-15-27		2,426,500	2,690,003
Note	2.375	05-15-29		4,231,300	4,789,468
Note	2.625	02-15-29		629,300	723,572
Note	2.750	02-15-28		6,206,400	7,124,511
Note	2.875	05-15-28		1,243,700	1,442,838

Note	3.125	11-15-28		2,869,800	3,404,861
Corporate bonds 10.0%					$44,602,940
(Cost $42,461,917)
Australia 0.4%					1,902,581
Westpac Banking Corp.	0.500	05-17-24	EUR	800,000	962,332
Westpac Banking Corp.	0.750	07-22-21	EUR	800,000	940,249
Austria 0.1%					630,119
Erste Group Bank AG	0.750	01-17-28	EUR	500,000	630,119
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

	Rate (%)	Maturity date		Par value^	Value
Belgium 0.1%					$385,447
Belfius Bank SA	1.000	06-12-28	EUR	300,000	385,447
Canada 0.2%					1,073,643
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	900,000	1,073,643
Denmark 3.2%					14,354,967
Nykredit Realkredit A/S	1.000	04-01-21	DKK	18,000,000	2,830,560
Nykredit Realkredit A/S	1.000	10-01-50	DKK	6,382,776	1,004,548
Nykredit Realkredit A/S	2.000	10-01-50	DKK	11,132,620	1,796,511
Nykredit Realkredit A/S	2.500	10-01-47	DKK	4,637,025	764,616
Nykredit Realkredit A/S	3.000	10-01-47	DKK	3,700,225	621,721
Realkredit Danmark A/S	1.000	04-01-22	DKK	24,500,000	3,905,548
Realkredit Danmark A/S	1.000	04-01-24	DKK	12,000,000	1,965,302
Realkredit Danmark A/S	1.000	10-01-50	DKK	7,750,227	1,206,426
Realkredit Danmark A/S	2.000	10-01-50	DKK	1,609,528	259,735
France 3.3%					14,789,594
AXA Bank Europe SCF	0.375	03-23-23	EUR	500,000	594,691
AXA Bank Europe SCF	1.375	04-18-33	EUR	700,000	967,498
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	1,073,436
AXA Home Loan SFH SA	0.050	07-05-27	EUR	600,000	718,439
BPCE SFH SA	0.375	02-10-23	EUR	900,000	1,069,886
BPCE SFH SA	0.625	05-29-31	EUR	600,000	760,463
BPCE SFH SA	3.750	09-13-21	EUR	1,500,000	1,811,620
Cie de Financement Foncier SA	0.625	02-10-23	EUR	600,000	717,195
Cie de Financement Foncier SA	2.000	05-07-24	EUR	900,000	1,141,422
Cie de Financement Foncier SA	3.500	11-05-20	EUR	900,000	1,048,404
Cie de Financement Foncier SA	4.375	04-15-21	EUR	200,000	238,048
HSBC SFH France SA	0.500	04-17-25	EUR	600,000	728,884
La Banque Postale Home Loan SFH SA	1.000	10-04-28	EUR	1,100,000	1,418,443
Societe Generale SFH SA	0.250	09-11-23	EUR	2,100,000	2,501,165
Germany 1.3%					5,603,941
DZ HYP AG	0.500	06-16-26	EUR	2,100,000	2,577,463
DZ HYP AG	0.875	04-17-34	EUR	500,000	657,872
Landesbank Hessen-Thueringen Girozentrale	0.000	07-03-24	EUR	1,600,000	1,898,721
Muenchener Hypothekenbank eG	1.375	04-16-21	EUR	400,000	469,885
Japan 0.2%					969,330
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	800,000	969,330
Netherlands 0.3%					1,360,454
Cooperatieve Rabobank UA	0.875	02-08-28	EUR	100,000	127,300
de Volksbank NV	0.500	01-30-26	EUR	800,000	977,155
de Volksbank NV	0.750	10-24-31	EUR	100,000	127,797
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	100,000	128,202
New Zealand 0.2%					841,035
Westpac Securities NZ, Ltd.	0.500	01-17-24	EUR	700,000	841,035
Norway 0.4%					1,616,502
DNB Boligkreditt AS	0.375	11-14-23	EUR	300,000	358,796
Eika Boligkreditt AS	0.875	02-01-29	EUR	700,000	890,196
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	300,000	367,510
United Kingdom 0.3%					1,075,327
Lloyds Bank PLC	0.125	06-18-26	EUR	900,000	1,075,327

6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total investments (Cost $393,999,600) 92.5%	$410,022,928
Other assets and liabilities, net 7.5%	33,374,913
Total net assets 100.0%	$443,397,841

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
The fund had the following portfolio composition as a percentage of net assets on 10-31-20:
Common stocks	74.3%
Information technology	21.4%
Health care	17.3%
Communication services	10.2%
Consumer discretionary	8.7%
Consumer staples	5.9%
Financials	4.0%
Industrials	3.9%
Utilities	1.7%
Real estate	0.8%
Energy	0.3%
Materials	0.1%
Preferred securities	0.1%
Corporate bonds	10.0%
U.S. Government and Agency obligations	8.1%
Other assets and liabilities, net	7.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	397	Long	Dec 2020	$55,302,517	$54,835,625	$(466,892)
Euro-Bund Futures	111	Long	Dec 2020	22,545,663	22,769,330	223,667
ASX SPI 200 Index Futures	31	Short	Dec 2020	(3,207,125)	(3,236,884)	(29,759)
Canadian 10-Year Bond Futures	66	Short	Dec 2020	(7,525,268)	(7,472,866)	52,402
Euro STOXX 50 Index Futures	257	Short	Dec 2020	(9,876,133)	(8,856,702)	1,019,431
Euro-BOBL Futures	244	Short	Dec 2020	(38,378,631)	(38,613,512)	(234,881)
FTSE 100 Index Futures	49	Short	Dec 2020	(3,801,828)	(3,531,377)	270,451
Long Gilt Futures	42	Short	Dec 2020	(7,398,177)	(7,377,070)	21,107
Mini MSCI Emerging Markets Index Futures	471	Short	Dec 2020	(25,916,035)	(25,954,455)	(38,420)
Nikkei 225 Mini Index Futures	331	Short	Dec 2020	(7,323,434)	(7,315,860)	7,574
S&P 500 E-Mini Index Futures	325	Short	Dec 2020	(54,112,456)	(53,060,313)	1,052,143
						$1,876,823
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	446,000	CAD	417,216	JPM	12/3/2020	$358	—
AUD	643,121	GBP	352,000	BNP	12/3/2020	—	$(3,978)
AUD	3,592,000	JPY	267,906,054	JPM	12/3/2020	—	(34,579)
AUD	75,459	USD	53,058	BOA	12/3/2020	—	(9)
AUD	1,363,861	USD	980,349	BNP	12/3/2020	—	(21,538)
AUD	2,651,585	USD	1,922,585	JPM	12/3/2020	—	(58,488)
CAD	562,773	AUD	584,000	JPM	12/3/2020	11,889	—
CAD	334,951	EUR	215,000	BOA	12/3/2020	867	—
CAD	414,698	EUR	265,000	BNP	12/3/2020	2,459	—
CAD	931,000	JPY	73,154,247	BNP	12/3/2020	—	(117)
CAD	231,000	NOK	1,609,395	JPM	12/3/2020	4,846	—
CAD	5,783,359	USD	4,408,030	BOA	12/3/2020	—	(66,723)
CAD	1,831,440	USD	1,383,555	BNP	12/3/2020	—	(8,775)
CAD	648,000	USD	490,954	JPM	12/3/2020	—	(4,529)
CHF	125,000	USD	138,029	BOA	12/3/2020	—	(1,593)
CHF	28,000	USD	30,708	BNP	12/3/2020	—	(147)
CHF	14,069,669	USD	15,446,597	GSI	12/3/2020	—	(89,714)
CHF	437,000	USD	476,302	JPM	12/3/2020	679	—
DKK	10,159,000	USD	1,613,342	BNP	12/3/2020	—	(22,959)
DKK	5,012,000	USD	798,108	GSI	12/3/2020	—	(13,483)
DKK	2,071,000	USD	327,991	JPM	12/3/2020	—	(3,778)
EUR	396,000	CAD	618,300	GSI	12/3/2020	—	(2,623)
EUR	1,546,000	JPY	191,120,058	BNP	12/3/2020	—	(24,383)
EUR	315,000	JPY	38,538,763	JPM	12/3/2020	—	(1,125)
EUR	1,420,000	NZD	2,518,856	JPM	12/3/2020	—	(10,618)
EUR	1,116,876	USD	1,309,716	BOA	12/3/2020	—	(8,086)
EUR	1,061,875	USD	1,248,263	BARC	12/3/2020	—	(10,733)
EUR	11,452,956	USD	13,555,498	BNP	12/3/2020	—	(207,998)
EUR	84,994,051	USD	100,738,841	GSI	12/3/2020	—	(1,685,103)
EUR	3,158,867	USD	3,717,144	JPM	12/3/2020	—	(35,738)
GBP	566,000	AUD	1,001,696	JPM	12/3/2020	29,184	—
GBP	119,982	EUR	130,000	BNP	12/3/2020	3,960	—
GBP	13,935	USD	18,081	BOA	12/3/2020	—	(24)
GBP	192,673	USD	250,388	BARC	12/3/2020	—	(734)
GBP	149,137	USD	194,742	BNP	12/3/2020	—	(1,499)
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	878,418	USD	1,166,690	GSI	12/3/2020	—	$(28,489)
GBP	990,697	USD	1,282,889	JPM	12/3/2020	$797	—
HKD	871,000	USD	112,367	BNP	12/3/2020	—	(18)
HKD	1,791,000	USD	230,940	GSI	12/3/2020	79	—
JPY	47,619,653	AUD	630,000	BNP	12/3/2020	12,100	—
JPY	87,915,940	AUD	1,139,000	JPM	12/3/2020	39,292	—
JPY	59,428,431	CAD	740,000	BNP	12/3/2020	12,344	—
JPY	11,705,966	EUR	94,000	JPM	12/3/2020	2,299	—
JPY	30,261,088	GBP	221,000	BOA	12/3/2020	2,781	—
JPY	27,726,966	NZD	395,000	JPM	12/3/2020	3,746	—
JPY	32,188,000	SEK	2,689,021	GSI	12/3/2020	5,263	—
JPY	110,534,000	USD	1,049,919	BNP	12/3/2020	6,216	—
JPY	13,815,000	USD	131,469	GSI	12/3/2020	532	—
JPY	8,143,365,534	USD	76,804,670	JPM	12/3/2020	1,003,885	—
NOK	2,954,297	JPY	33,214,000	JPM	12/3/2020	—	(7,944)
NOK	2,983,000	SEK	2,821,380	GSI	12/3/2020	—	(4,751)
NOK	2,424,031	USD	269,000	BOA	12/3/2020	—	(15,126)
NOK	2,150,488	USD	226,000	JPM	12/3/2020	—	(774)
NZD	748,000	CAD	655,771	JPM	12/3/2020	2,334	—
NZD	1,767,016	EUR	999,000	BNP	12/3/2020	4,129	—
NZD	281,000	JPY	19,848,384	JPM	12/3/2020	—	(3,846)
NZD	403,000	USD	269,774	BNP	12/3/2020	—	(3,303)
NZD	186,000	USD	122,108	JPM	12/3/2020	878	—
SEK	11,896,522	AUD	1,859,000	JPM	12/3/2020	30,455	—
SEK	4,177,061	CAD	622,000	JPM	12/3/2020	2,660	—
SEK	65,942,319	CHF	6,787,000	GSI	12/3/2020	5,015	—
SEK	3,735,836	EUR	356,000	JPM	12/3/2020	5,077	—
SEK	4,906,900	GBP	432,000	JPM	12/3/2020	—	(8,147)
SEK	28,430,101	USD	3,252,317	BOA	12/3/2020	—	(56,329)
SEK	67,068,091	USD	7,670,000	BARC	12/3/2020	—	(130,498)
SEK	7,580,454	USD	862,000	JPM	12/3/2020	—	(9,838)
USD	494,762	AUD	692,777	BNP	12/3/2020	7,731	—
USD	50,652,704	AUD	69,385,690	JPM	12/3/2020	1,873,703	—
USD	45,139,684	CAD	59,212,342	BOA	12/3/2020	691,647	—
USD	235,358	CAD	310,000	BNP	12/3/2020	2,655	—
USD	17,077,931	CAD	22,554,626	JPM	12/3/2020	147,190	—
USD	7,661,225	CHF	6,985,372	BNP	12/3/2020	36,771	—
USD	5,040,848	CHF	4,589,891	GSI	12/3/2020	31,034	—
USD	164,525	CHF	149,109	JPM	12/3/2020	1,774	—
USD	599,313	DKK	3,757,000	BOA	12/3/2020	11,158	—
USD	15,335,440	DKK	96,188,000	GSI	12/3/2020	277,290	—
USD	6,431,924	DKK	40,465,000	JPM	12/3/2020	97,163	—
USD	1,492,487	EUR	1,270,606	BOA	12/3/2020	11,697	—
USD	304,365	EUR	257,593	BARC	12/3/2020	4,161	—
USD	10,313,058	EUR	8,710,980	BNP	12/3/2020	161,110	—
USD	174,433,479	EUR	147,289,006	GSI	12/3/2020	2,779,968	—
USD	30,742,120	EUR	26,032,086	JPM	12/3/2020	403,814	—
USD	33,112	GBP	25,693	BARC	12/3/2020	—	(179)
USD	367,944	GBP	284,810	BNP	12/3/2020	—	(1,096)
USD	15,657,568	GBP	11,784,127	GSI	12/3/2020	388,408	—
USD	1,700,542	GBP	1,318,087	JPM	12/3/2020	—	(7,355)
USD	45,795	HKD	355,000	BARC	12/3/2020	4	—
USD	114,937	HKD	891,000	BNP	12/3/2020	9	—
USD	370,382	HKD	2,872,000	GSI	12/3/2020	—	(72)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,006,666	HKD	15,560,000	JPM	12/3/2020	—	$(392)
USD	1,078,294	JPY	113,602,332	BNP	12/3/2020	—	(7,158)
USD	30,167	JPY	3,177,000	GSI	12/3/2020	—	(188)
USD	19,057,425	JPY	2,018,988,719	JPM	12/3/2020	—	(233,689)
USD	1,342,347	NOK	11,976,656	BOA	12/3/2020	$88,004	—
USD	195,835	NZD	292,000	BNP	12/3/2020	2,759	—
USD	14,838,194	NZD	22,065,876	JPM	12/3/2020	247,835	—
USD	37,548,377	SEK	328,228,838	BOA	12/3/2020	650,325	—
USD	1,244,000	SEK	11,338,176	JPM	12/3/2020	—	(30,588)
						$9,110,334	$(2,868,854)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP	CDX.NA.HY.35	250,000	USD	$250,000	5.000%	Quarterly	Dec 2025	$(13,782)	$3,546	$(10,236)
DB	CDX.NA.HY.35	250,000	USD	250,000	5.000%	Quarterly	Dec 2025	(14,859)	4,623	(10,236)
DB	CDX.NA.HY.35	250,000	USD	250,000	5.000%	Quarterly	Dec 2025	(15,046)	4,810	(10,236)
DB	CDX.NA.HY.35	250,000	USD	250,000	5.000%	Quarterly	Dec 2025	(14,634)	4,398	(10,236)
DB	CDX.NA.HY.35	250,000	USD	250,000	5.000%	Quarterly	Dec 2025	(8,853)	(1,383)	(10,236)
DB	iTraxx Europe Crossover Series 34 Version 1	397,000	EUR	466,455	5.000%	Quarterly	Dec 2025	(33,781)	3,769	(30,012)
DB	iTraxx Europe Crossover Series 34 Version 1	397,000	EUR	466,455	5.000%	Quarterly	Dec 2025	(34,490)	4,478	(30,012)
DB	iTraxx Europe Crossover Series 34 Version 1	318,000	EUR	372,649	5.000%	Quarterly	Dec 2025	(28,479)	4,439	(24,040)
DB	iTraxx Europe Crossover Series 34 Version 1	318,000	EUR	372,649	5.000%	Quarterly	Dec 2025	(28,411)	4,371	(24,040)
DB	iTraxx Europe Crossover Series 34 Version 1	328,000	EUR	384,367	5.000%	Quarterly	Dec 2025	(31,005)	6,209	(24,796)
DB	iTraxx Europe Crossover Series 34 Version 1	250,000	EUR	294,239	5.000%	Quarterly	Dec 2025	(24,161)	5,262	(18,899)
DB	iTraxx Europe Crossover Series 34 Version 1	250,000	EUR	294,239	5.000%	Quarterly	Dec 2025	(23,888)	4,989	(18,899)
DB	iTraxx Europe Crossover Series 34 Version 1	250,000	EUR	295,638	5.000%	Quarterly	Dec 2025	(22,840)	3,941	(18,899)
DB	iTraxx Europe Crossover Series 34 Version 1	250,000	EUR	295,638	5.000%	Quarterly	Dec 2025	(22,840)	3,941	(18,899)
DB	iTraxx Europe Crossover Series 34 Version 1	250,000	EUR	291,862	5.000%	Quarterly	Dec 2025	(17,149)	(1,750)	(18,899)
DB	iTraxx Europe Crossover Series 34 Version 1	250,000	EUR	291,862	5.000%	Quarterly	Dec 2025	(17,305)	(1,594)	(18,899)
JPM	CDX.NA.HY.35	250,000	USD	250,000	5.000%	Quarterly	Dec 2025	(8,473)	7,049	(1,424)
JPM	iTraxx Europe Crossover Series 34 Version 1	250,000	EUR	291,162	5.000%	Quarterly	Dec 2025	(17,110)	15,452	(1,658)
JPM	iTraxx Europe Crossover Series 34 Version 1	250,000	EUR	291,162	5.000%	Quarterly	Dec 2025	(16,989)	15,331	(1,658)
				$5,908,377				$(394,095)	$91,881	$(302,214)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP	CDX.NA.HY.35	4.226%	310,000	USD	$310,000	5.000%	Quarterly	Dec 2025	$12,944	$(251)	$12,693
BNP	CDX.NA.HY.35	4.226%	359,000	USD	359,000	5.000%	Quarterly	Dec 2025	16,430	(1,731)	14,699
BNP	iTraxx Europe Crossover Series 34 Version 1	3.454%	461,000	EUR	542,391	5.000%	Quarterly	Dec 2025	43,453	(8,602)	34,851
BNP	iTraxx Europe Crossover Series 34 Version 1	3.454%	400,000	EUR	468,477	5.000%	Quarterly	Dec 2025	36,971	(6,732)	30,239
DB	CDX.NA.HY.35	4.226%	307,000	USD	307,000	5.000%	Quarterly	Dec 2025	11,806	764	12,570
DB	CDX.NA.HY.35	4.226%	310,000	USD	310,000	5.000%	Quarterly	Dec 2025	12,059	634	12,693
DB	CDX.NA.HY.35	4.226%	323,000	USD	323,000	5.000%	Quarterly	Dec 2025	14,591	(1,366)	13,225
DB	iTraxx Europe Crossover Series 34 Version 1	3.454%	400,000	EUR	470,621	5.000%	Quarterly	Dec 2025	39,598	(9,359)	30,239
DB	iTraxx Europe Crossover Series 34 Version 1	3.454%	400,000	EUR	470,621	5.000%	Quarterly	Dec 2025	39,242	(9,003)	30,239
DB	iTraxx Europe Crossover Series 34 Version 1	3.454%	543,000	EUR	638,869	5.000%	Quarterly	Dec 2025	52,529	(11,479)	41,050
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	iTraxx Europe Crossover Series 34 Version 1	3.454%	416,000	EUR	$487,216	5.000%	Quarterly	Dec 2025	$38,450	$(7,001)	$31,449
DB	iTraxx Europe Crossover Series 34 Version 1	3.454%	554,000	EUR	648,841	5.000%	Quarterly	Dec 2025	51,444	(9,563)	41,881
DB	iTraxx Europe Crossover Series 34 Version 1	3.454%	742,000	EUR	869,025	5.000%	Quarterly	Dec 2025	68,741	(12,647)	56,094
GSI	CDX.NA.HY.35	4.226%	306,000	USD	306,000	5.000%	Quarterly	Dec 2025	12,385	144	12,529
JPM	iTraxx Europe Crossover Series 34 Version 1	3.454%	300,000	EUR	352,966	5.000%	Quarterly	Dec 2025	30,399	(7,720)	22,679
JPM	iTraxx Europe Crossover Series 34 Version 1	3.454%	400,000	EUR	470,621	5.000%	Quarterly	Dec 2025	39,120	(8,881)	30,239
					$7,334,648				$520,162	$(92,793)	$427,369

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2020, by major security category or type:
	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$454,150	$454,150	—	—
Canada	7,350,230	7,350,230	—	—
China	13,851,640	2,248,003	$11,567,051	$36,586
Denmark	4,641,120	—	4,641,120	—
France	11,725,049	—	11,725,049	—
Germany	7,894,921	—	7,894,921	—
Hong Kong	5,700,234	—	5,700,234	—
India	6,672,880	6,205,442	467,438	—
Indonesia	1,492,584	—	1,492,584	—
Ireland	11,403,679	11,403,679	—	—
Israel	5,319,718	5,319,718	—	—
12	|

	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Japan	$13,155,693	—	$13,155,693	—
Malaysia	660,155	—	660,155	—
Mexico	479,879	$479,879	—	—
Peru	572,483	572,483	—	—
Philippines	147,832	—	147,832	—
South Africa	1,724,952	—	1,724,952	—
South Korea	9,076,273	376,595	8,699,678	—
Switzerland	5,801,807	1,803,800	3,998,007	—
Taiwan	3,543,717	—	3,543,717	—
Thailand	609,820	—	609,820	—
Turkey	1,089,633	—	1,089,633	—
United Kingdom	8,081,640	—	8,081,640	—
United States	207,824,331	207,824,331	—	—
Preferred securities	349,202	349,202	—	—
U.S. Government and Agency obligations	35,796,366	—	35,796,366	—
Corporate bonds	44,602,940	—	44,602,940	—
Total investments in securities	$410,022,928	$244,387,512	$165,598,830	$36,586
Derivatives:
Assets
Futures	$2,646,775	$2,646,775	—	—
Forward foreign currency contracts	9,110,334	—	$9,110,334	—
Swap contracts	427,369	—	427,369	—
Liabilities
Futures	(769,952)	(769,952)	—	—
Forward foreign currency contracts	(2,868,854)	—	(2,868,854)	—
Swap contracts	(302,214)	—	(302,214)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	13